Share Capital and Reserves - Summary of Share Purchase Options (Detail) - Stock Option Incentive Plan [member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares purchase options outstanding | shares	7,568,533	7,568,533	9,322,641	7,726,317
Number of shares purchase options, vested | shares	3,789,872	3,789,872
Weighted average exercise price per share | $ / shares		$ 5.11
Range Exercise Price 3.60 - 3.64 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2020
Number of shares purchase options outstanding | shares	521,000	521,000
Number of shares purchase options, vested | shares	521,000	521,000
Weighted average exercise price per share | $ / shares		$ 3.61
Range Exercise Price 3.60 - 3.64 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares		3.60
Range Exercise Price 3.60 - 3.64 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares		$ 3.64
Range Exercise Price 4.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2021
Number of shares purchase options outstanding | shares	1,238,000	1,238,000
Number of shares purchase options, vested | shares	1,238,000	1,238,000
Exercise price per share | (per share)	$ 4.96	$ 4.96
Weighted average exercise price per share | $ / shares		$ 4.96
Range Exercise Price 4.91 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2022
Number of shares purchase options outstanding | shares	1,254,200	1,254,200
Number of shares purchase options, vested | shares	989,202	989,202
Weighted average exercise price per share | $ / shares		$ 5.25
Range Exercise Price 4.91 - 15.00 [member] | Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares		4.91
Range Exercise Price 4.91 - 15.00 [member] | Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | $ / shares		$ 15.00
Range Exercise Price 5.92 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2023
Number of shares purchase options outstanding | shares	3,128,333	3,128,333
Number of shares purchase options, vested | shares	1,041,670	1,041,670
Exercise price per share | $ / shares		$ 5.92
Weighted average exercise price per share | $ / shares		$ 5.92
Range Exercise Price 8.89 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2024
Number of shares purchase options outstanding | shares	1,427,000	1,427,000
Number of shares purchase options, vested | shares	0	0
Exercise price per share | $ / shares		$ 8.89
Weighted average exercise price per share | $ / shares		$ 0